BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2014
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying interim unaudited consolidated financial statements of Agnico Eagle Mines Limited ("Agnico Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these interim unaudited consolidated financial statements should be read in conjunction with the fiscal 2013 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 40-F for the year ended December 31, 2013. In the opinion of management, the interim unaudited consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2014 and the results of operations and cash flows for the three and six months ended June 30, 2014 and June 30, 2013.

  Operating results for the three and six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2014.